Other Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Other Accrued Expenses and Other Liabilities

Note 11—Other Accrued Expenses and Other Liabilities

        Other accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

        Other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

        Other long-term liabilities consist of the following:

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817